THE UNION CENTRAL LIFE INSURANCE COMPANY
                                ("Union Central")
                              CARILLON LIFE ACCOUNT
                              ("Separate Account")
                                  Supplement to
                            Excel Executive Edge VUL
                        Prospectus Dated November 5, 2007
                          Supplement Dated May 1, 2008

Effective May 1, 2008, Union Central will add certain variable investment options to your Policy. The following revisions are made to your prospectus on that date:

A. The following chart is added to your prospectus section on The Funds:

------------------------------------------------------------ ------------------------------------------------------------
                         FUND NAME                                               INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                    Portfolio Type / Summary of Investment Strategy
------------------------------------------------------------ ------------------------------------------------------------
               AIM Variable Insurance Funds                                  Invesco Aim Advisors, Inc.
------------------------------------------------------------ ------------------------------------------------------------
AIM V.I. International Growth Fund, Series I -               Long-term growth of capital.
-------------------------------------------------------------------------------------------------------------------------
  - Subadvisers: AIM Funds Management Inc. (AIM Funds Management Inc. anticipates changing its name to Invesco Trimark
  Investment Management Inc. on or prior to December 31, 2008); Invesco Global Asset Management (N.A.), Inc.; Invesco
  Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
  Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco
  Australia Limited
------------------------------------------------------------ ------------------------------------------------------------
               American Century Investments                         American Century Investment Management, Inc.
------------------------------------------------------------ ------------------------------------------------------------
American Century VP Mid Cap Value Fund, Class I              Long-term capital growth; income is secondary.
------------------------------------------------------------ ------------------------------------------------------------
              Calvert Variable Series, Inc.*                           Calvert Asset Management Company, Inc.
------------------------------------------------------------ ------------------------------------------------------------
Social Equity Portfolio - Atlanta Capital Management         Capital growth.
Company, L.L.C.
------------------------------------------------------------ ------------------------------------------------------------
                  DWS Variable Series II                            Deutsche Investment Management Americas Inc.
------------------------------------------------------------ ------------------------------------------------------------
DWS Dreman Small Mid Cap Value VIP Portfolio, Class A        Long-term capital growth.
------------------------------------------------------------ ------------------------------------------------------------
DWS Global Thematic VIP Portfolio, Class A                   Long-term capital growth.
------------------------------------------------------------ ------------------------------------------------------------
              MFS(R) Variable Insurance TrustSM                         Massachusetts Financial Services Company
------------------------------------------------------------ ------------------------------------------------------------
MFS(R) VIT Research International Series, Initial Class      Capital appreciation.
------------------------------------------------------------ ------------------------------------------------------------
MFS(R) VIT Utilities Series, Initial Class                   Total return.
------------------------------------------------------------ ------------------------------------------------------------
        Neuberger Berman Advisers Management Trust                        Neuberger Berman Management Inc.
------------------------------------------------------------ ------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio, Class I              Capital growth.
------------------------------------------------------------ ------------------------------------------------------------
    Summit Mutual Funds, Inc., Summit Pinnacle Series*                    Summit Investment Partners, Inc.
------------------------------------------------------------ ------------------------------------------------------------
Summit Inflation Protected Plus Portfolio                    Inflation-adjusted income.
------------------------------------------------------------ ------------------------------------------------------------
Summit Lifestyle ETF Market Strategy Aggressive Portfolio    Target allocation - Aggressive.
------------------------------------------------------------ ------------------------------------------------------------
Summit Lifestyle ETF Market Strategy Conservative Portfolio  Target allocation - Conservative.
------------------------------------------------------------ ------------------------------------------------------------
Summit Lifestyle ETF Market Strategy Target Portfolio        Target allocation - Moderate.
------------------------------------------------------------ ------------------------------------------------------------
             T. Rowe Price Equity Series, Inc.                               T. Rowe Price Associates, Inc.
------------------------------------------------------------ ------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio-II                  Growth.
------------------------------------------------------------ ------------------------------------------------------------
          The Universal Institutional Funds, Inc.            Morgan Stanley Investment Management Inc., dba Van Kampen
------------------------------------------------------------ ------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I               Long-term capital appreciation.
-------------------------------------------------------------------------------------------------------------------------

*These funds and their investment advisers are part of the UNIFI Mutual Holding Company, the ultimate parent of Union Central. Also, Ameritas Investment Corp., an affiliate of ours, is the underwriter for the Summit Mutual Funds, Inc., Summit Pinnacle Series.

B. APPENDIX B - ILLUSTRATIONS is deleted and replaced with the information on the following pages of this supplement.

C.   Also effective May 1, 2008:

     o MFS Variable Insurance Trust has changed the name of the MFS VIT Emerging Growth Series, Initial Class portfolio to MFS VIT Growth Series, Initial Class.

     o    The Alger  American  Fund has changed  the name of the Alger  American
          Leveraged  AllCap  Portfolio,   Class  O  to  Alger  American  Capital
          Appreciation Portfolio, Class O.

All other provisions of your prospectus remain as stated in your Policy and prospectus, as previously amended. Please see the respective fund prospectuses for more information about the portfolios.

       Please retain this Supplement with the current prospectus for your variable Policy issued by The Union Central Life Insurance Company.
             If you do not have a current prospectus, please contact
                        Union Central at 1-800-825-1551.

                            APPENDIX B--ILLUSTRATIONS

We prepared the following tables to illustrate hypothetically how certain values under a policy may change with investment performance over an extended period of time. The tables illustrate how account values, cash surrender values and death benefits under a policy covering an insured of a given age on the issue date, would vary over time if planned periodic premiums were paid annually and the return on the assets in each of the portfolios were an assumed uniform gross annual rate of 0%, 6% and 12%. The values would be different from those shown if the returns averaged 0%, 6% or 12% but fluctuated over and under those averages throughout the years shown. The hypothetical investment rates of return are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return for a particular policy may be more or less than the hypothetical investment rates of return and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. These illustrations assume that net premiums are allocated equally among the subaccounts available under the policy, and that no amounts are allocated to the guaranteed account.

The illustrations reflect the fact that the net investment return on the assets held in the subaccounts is lower than the gross after-tax return of the selected portfolios. The tables assume an average annual expense ratio of 0.876% of the average daily net assets of the portfolios available under the policies. This average annual expense ratio is based on a simple arithmetic average of the expense ratios of each of the portfolios for the last fiscal year; the expense ratios are determined after deducting contractual waivers and reimbursements in effect through April 30, 2009. For information on the portfolios' expenses, see the prospectuses for the portfolios.

In addition, the illustrations reflect the daily charge to the separate account for assuming mortality and expense risks, which is equal on an annual basis to 0.75% during the first ten policy years, and 0.25% thereafter. After deduction of gross portfolio expenses and the mortality and expense risk charge, the illustrated gross annual investment rates of return of 0%, 6% and 12% would correspond to approximate net annual rates of -1.61%, 4.29%, and 10.19%, respectively, during the first ten policy years, and -1.12%, 4.81%, and 10.75%, respectively, thereafter.

The illustrations also reflect the deduction of the applicable premium expense charge, and the monthly deduction, including the monthly cost of insurance charge for the hypothetical insured. Union Central's current cost of insurance charges, and the higher guaranteed maximum cost of insurance charges that Union Central has the contractual right to charge, are reflected in separate illustrations on each of the following pages. All the illustrations reflect the fact that no charges for federal or state income taxes are currently made against the separate account and assume no policy debt or charges for supplemental and/or rider benefits.

The illustrations are based on Union Central's sex distinct standard non-tobacco rates. By contacting us or your agent, and free of charge, owner(s) will be furnished with a comparable illustration based upon the proposed insured's individual circumstances. Such illustrations may assume different hypothetical rates of return than those illustrated in the following tables.

---------------------------------------------------------------------------------------------------------------
                                  THE UNION CENTRAL LIFE INSURANCE COMPANY
---------------------------------------------------------------------------------------------------------------
                                      VARIABLE UNIVERSAL LIFE INSURANCE
---------------------------------------------------------------------------------------------------------------
       MALE ISSUE AGE: 36                      EXECUTIVE EDGE              $ 300,000 BASE
       STANDARD NONTOBACCO                 $3,500 ANNUAL PREMIUM           DEATH BENEFIT OPTION A
       VARIABLE INVESTMENT                 USING CURRENT CHARGES           CASH VALUE ACCUMULATION TEST
---------------------------------------------------------------------------------------------------------------
                     DEATH BENEFIT                     ACCOUNT VALUE               CASH SURRENDER VALUE
---------------------------------------------------------------------------------------------------------------
              Assuming Hypothetical Gross       Assuming Hypothetical Gross      Assuming Hypothetical Gross
              Annual Investment Return of       Annual Investment Return of      Annual Investment Return of
  END OF      -------------------------------------------------------------------------------------------------
   YEAR       12% Gross  6% Gross    0% Gross   12% Gross  6% Gross   0% Gross   12% Gross  6% Gross   0% Gross
---------------------------------------------------------------------------------------------------------------
   1          300,000    300,000     300,000      3,247      3,062      2,877      2,617      2,432      2,247
---------------------------------------------------------------------------------------------------------------
   2          300,000    300,000     300,000      6,753      6,185      5,640      6,123      5,555      5,010
---------------------------------------------------------------------------------------------------------------
   3          300,000    300,000     300,000     10,528      9,355      8,272      9,898      8,725      7,642
---------------------------------------------------------------------------------------------------------------
   4          300,000    300,000     300,000     14,615     12,589     10,791     13,985     11,959     10,161
---------------------------------------------------------------------------------------------------------------
   5          300,000    300,000     300,000     19,057     15,900     13,207     18,427     15,270     12,577
---------------------------------------------------------------------------------------------------------------
   6          300,000    300,000     300,000     23,877     19,277     15,508     23,310     18,710     14,941
---------------------------------------------------------------------------------------------------------------
   7          300,000    300,000     300,000     29,122     22,728     17,701     28,617     22,224     17,197
---------------------------------------------------------------------------------------------------------------
   8          300,000    300,000     300,000     34,847     26,270     19,798     34,406     25,829     19,357
---------------------------------------------------------------------------------------------------------------
   9          300,000    300,000     300,000     41,134     29,936     21,829     40,756     29,558     21,451
---------------------------------------------------------------------------------------------------------------
  10          300,000    300,000     300,000     48,033     33,721     23,786     47,718     33,406     23,470
---------------------------------------------------------------------------------------------------------------
  15          300,000    300,000     300,000     97,459     56,697     33,834     97,459     56,697     33,834
---------------------------------------------------------------------------------------------------------------
  20          407,180    300,000     300,000    181,392     87,183     44,359    181,392     87,183     44,359
---------------------------------------------------------------------------------------------------------------
  25          616,188    300,000     300,000    317,124    124,363     52,271    317,124    124,363     52,271
---------------------------------------------------------------------------------------------------------------
  30          910,016    300,000     300,000    534,680    169,871     56,336    534,680    169,871     56,336
---------------------------------------------------------------------------------------------------------------
  35        1,333,448    341,652     300,000    881,019    225,732     54,602    881,019    225,732     54,602
---------------------------------------------------------------------------------------------------------------
  40        1,956,291    400,130     300,000  1,429,295    292,341     43,559  1,429,295    292,341     43,559
---------------------------------------------------------------------------------------------------------------
  45        2,894,065    468,517     300,000  2,292,238    371,088     15,938  2,292,238    371,088     15,938
---------------------------------------------------------------------------------------------------------------
  50        4,314,612    549,024           0  3,645,915    463,934          0  3,645,915    463,934          0
---------------------------------------------------------------------------------------------------------------
  55        6,503,676    646,787           0  5,765,057    573,332          0  5,765,057    573,332          0
---------------------------------------------------------------------------------------------------------------
  60        9,815,015    759,250           0  9,132,710    706,469          0  9,132,710    706,469          0
---------------------------------------------------------------------------------------------------------------
  Age
  100      13,719,695    865,422           0 13,454,111    848,669          0 13,454,111    848,669          0
---------------------------------------------------------------------------------------------------------------

   Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term Rider, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.61%, 4.29%, and 10.19%, respectively, during the first ten policy years, and -1.12%, 4.81%, and 10.75% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.



                                      B-2

---------------------------------------------------------------------------------------------------------------
                                  THE UNION CENTRAL LIFE INSURANCE COMPANY
---------------------------------------------------------------------------------------------------------------
                                      VARIABLE UNIVERSAL LIFE INSURANCE
---------------------------------------------------------------------------------------------------------------
       MALE ISSUE AGE: 36                      EXECUTIVE EDGE              $ 300,000 BASE
       STANDARD NONTOBACCO              $3,500 ANNUAL PREMIUM USING        DEATH BENEFIT OPTION A
       VARIABLE INVESTMENT                   GUARANTEED CHARGES            CASH VALUE ACCUMULATION TEST
---------------------------------------------------------------------------------------------------------------
                     DEATH BENEFIT                     ACCOUNT VALUE               CASH SURRENDER VALUE
---------------------------------------------------------------------------------------------------------------
              Assuming Hypothetical Gross       Assuming Hypothetical Gross      Assuming Hypothetical Gross
              Annual Investment Return of       Annual Investment Return of      Annual Investment Return of
  END OF   ----------------------------------------------------------------------------------------------------
   YEAR      12% Gross  6% Gross    0% Gross   12% Gross    6% Gross   0% Gross   12% Gross  6% Gross  0% Gross
---------------------------------------------------------------------------------------------------------------
   1          300,000    300,000     300,000      2,718      2,551      2,385      2,088      1,921      1,754
---------------------------------------------------------------------------------------------------------------
   3          300,000    300,000     300,000      9,228      8,185      7,222      8,598      7,554      6,592
---------------------------------------------------------------------------------------------------------------
   4          300,000    300,000     300,000     12,890     11,087      9,488     12,260     10,457      8,858
---------------------------------------------------------------------------------------------------------------
   5          300,000    300,000     300,000     16,863     14,051     11,654     16,233     13,421     11,024
---------------------------------------------------------------------------------------------------------------
   6          300,000    300,000     300,000     21,170     17,071     13,714     20,603     16,504     13,147
---------------------------------------------------------------------------------------------------------------
   7          300,000    300,000     300,000     25,836     20,138     15,658     25,332     19,634     15,153
---------------------------------------------------------------------------------------------------------------
   8          300,000    300,000     300,000     30,904     23,259     17,490     30,463     22,817     17,049
---------------------------------------------------------------------------------------------------------------
   9          300,000    300,000     300,000     36,444     26,462     19,238     36,066     26,084     18,860
---------------------------------------------------------------------------------------------------------------
  10          300,000    300,000     300,000     42,496     29,741     20,891     42,181     29,425     20,576
---------------------------------------------------------------------------------------------------------------
  15          300,000    300,000     300,000     86,259     49,885     29,526     86,259     49,885     29,526
---------------------------------------------------------------------------------------------------------------
  20          354,334    300,000     300,000    157,850     72,726     34,756    157,850     72,726     34,756
---------------------------------------------------------------------------------------------------------------
  25          525,066    300,000     300,000    270,228     97,459     34,409    270,228     97,459     34,409
---------------------------------------------------------------------------------------------------------------
  30          751,852    300,000     300,000    441,751    122,704     24,530    441,751    122,704     24,530
---------------------------------------------------------------------------------------------------------------
  35        1,056,272    300,000           0    697,886    145,981          0    697,886    145,981          0
---------------------------------------------------------------------------------------------------------------
  40        1,465,739    300,000           0  1,070,891    162,049          0  1,070,891    162,049          0
---------------------------------------------------------------------------------------------------------------
  45        2,021,897    300,000           0  1,601,439    157,796          0  1,601,439    157,796          0
---------------------------------------------------------------------------------------------------------------
  50        2,777,295    300,000           0  2,346,858     88,022          0  2,346,858     88,022          0
---------------------------------------------------------------------------------------------------------------
  55        3,814,140          0           0  3,380,970          0          0  3,380,970          0          0
---------------------------------------------------------------------------------------------------------------
  60        5,246,464          0           0  4,881,748          0          0  4,881,748          0          0
---------------------------------------------------------------------------------------------------------------
  Age
  100       6,776,509          0           0  6,645,330          0          0  6,645,330          0          0
---------------------------------------------------------------------------------------------------------------

 Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting
          Benefit Rider, $100,000 to the Annual Renewable Term rider, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.61%, 4.29%, and 10.19%, respectively, during the first ten policy years, and -1.12%, 4.81%, and 10.75% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                      B-3




---------------------------------------------------------------------------------------------------------------
                                  THE UNION CENTRAL LIFE INSURANCE COMPANY
---------------------------------------------------------------------------------------------------------------
                                      VARIABLE UNIVERSAL LIFE INSURANCE
---------------------------------------------------------------------------------------------------------------
       MALE ISSUE AGE: 36                     EXECUTIVE EDGE               $ 300,000 BASE
       STANDARD NONTOBACCO                 $3,500 ANNUAL PREMIUM           DEATH BENEFIT OPTION B
       VARIABLE INVESTMENT                 USING CURRENT CHARGES           CASH VALUE ACCUMULATION TEST
---------------------------------------------------------------------------------------------------------------
                      DEATH BENEFIT                      ACCOUNT VALUE               CASH SURRENDER VALUE
---------------------------------------------------------------------------------------------------------------
               Assuming Hypothetical Gross        Assuming Hypothetical Gross     Assuming Hypothetical Gross
               Annual Investment Return of        Annual Investment Return of     Annual Investment Return of
   END OF -----------------------------------------------------------------------------------------------------
   TEAR       12% Gross    6% Gross   0% Gross    12% Gross    6% Gross  0% Gross   12% Gross  6% Gross 0% Gross
---------------------------------------------------------------------------------------------------------------
   1             303,242    303,057   302,873         3,242     3,057      2,873      2,612     2,427    2,243
---------------------------------------------------------------------------------------------------------------
   2             306,672    306,108   305,566         6,672     6,108      5,566      6,042     5,478    4,936
---------------------------------------------------------------------------------------------------------------
   3             310,317    309,158   308,088        10,317     9,158      8,088      9,687     8,528    7,458
---------------------------------------------------------------------------------------------------------------
   4             314,187    312,197   310,432        14,187    12,197     10,432     13,557    11,567    9,802
---------------------------------------------------------------------------------------------------------------
   5             318,315    315,234   312,610        18,315    15,234     12,610     17,685    14,604   11,980
---------------------------------------------------------------------------------------------------------------
   6             322,711    318,253   314,609        22,711    18,253     14,609     22,144    17,686   14,042
---------------------------------------------------------------------------------------------------------------
   7             327,433    321,283   316,461        27,433    21,283     16,461     26,929    20,779   15,957
---------------------------------------------------------------------------------------------------------------
   8             332,501    324,313   318,157        32,501    24,313     18,157     32,060    23,872   17,716
---------------------------------------------------------------------------------------------------------------
   9             338,044    327,431   319,785        38,044    27,431     19,785     37,666    27,053   19,407
---------------------------------------------------------------------------------------------------------------
  10             344,098    330,631   321,337        44,098    30,631     21,337     43,783    30,316   21,022
---------------------------------------------------------------------------------------------------------------
  15             389,268    351,853   330,981        89,268    51,853     30,981     89,268    51,853   30,981
---------------------------------------------------------------------------------------------------------------
  20             465,889    379,861   341,076       165,889    79,861     41,076    165,889    79,861   41,076
---------------------------------------------------------------------------------------------------------------
  25             590,047    412,290   348,005       290,047   112,290     48,005    290,047   112,290   48,005
---------------------------------------------------------------------------------------------------------------
  30             834,834    448,266   350,156       490,508   148,266     50,156    490,508   148,266   50,156
---------------------------------------------------------------------------------------------------------------
  35           1,226,052    485,753   345,198       810,061   185,753     45,198    810,061   185,753   45,198
---------------------------------------------------------------------------------------------------------------
  40           1,801,162    520,635   329,587     1,315,956   220,635     29,587  1,315,956   220,635   29,587
---------------------------------------------------------------------------------------------------------------
  45           2,666,773    545,056         0     2,112,212   245,056          0  2,112,212   245,056        0
---------------------------------------------------------------------------------------------------------------
  50           3,977,791    545,808         0     3,361,296   245,808          0  3,361,296   245,808        0
---------------------------------------------------------------------------------------------------------------
  55           5,997,891    501,846         0     5,316,714   201,846          0  5,316,714   201,846        0
---------------------------------------------------------------------------------------------------------------
  60           9,053,542    386,054         0     8,424,173    86,054          0  8,424,173    86,054        0
---------------------------------------------------------------------------------------------------------------
  Age
  100         12,700,248          0         0    12,400,248         0          0 12,400,248         0        0
---------------------------------------------------------------------------------------------------------------

Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term Rider, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.61%, 4.29%, and 10.19%, respectively, during the first ten policy years, and -1.12%, 4.81%, and 10.75% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.



                                      B-4




---------------------------------------------------------------------------------------------------------------
                                  THE UNION CENTRAL LIFE INSURANCE COMPANY
---------------------------------------------------------------------------------------------------------------
                                      VARIABLE UNIVERSAL LIFE INSURANCE
---------------------------------------------------------------------------------------------------------------
       MALE ISSUE AGE: 36                     EXECUTIVE EDGE               $ 300,000 BASE
       STANDARD NONTOBACCO              $3,500 ANNUAL PREMIUM USING        DEATH BENEFIT OPTION B
       VARIABLE INVESTMENT                  GUARANTEED CHARGES             CASH VALUE ACCUMULATION TEST
---------------------------------------------------------------------------------------------------------------
                     DEATH BENEFIT                     ACCOUNT VALUE                CASH SURRENDER VALUE
---------------------------------------------------------------------------------------------------------------
              Assuming Hypothetical Gross       Assuming Hypothetical Gross      Assuming Hypothetical Gross
              Annual Investment Return of       Annual Investment Return of      Annual Investment Return of
  END OF  -----------------------------------------------------------------------------------------------------
   YEAR     12% Gross   6% Gross  0% Gross    12% Gross   6% Gross   0% Gross  12% Gross  6% Gross   0% Gross
---------------------------------------------------------------------------------------------------------------
   1            302,713   302,546    302,380        2,713      2,546     2,380      2,082      1,916     1,750
---------------------------------------------------------------------------------------------------------------
   2            305,767   305,265    304,783        5,767      5,265     4,783      5,137      4,634     4,152
---------------------------------------------------------------------------------------------------------------
   3            309,018   307,988    307,039        9,018      7,988     7,039      8,388      7,358     6,408
---------------------------------------------------------------------------------------------------------------
   4            312,466   310,698    309,132       12,466     10,698     9,132     11,836     10,068     8,502
---------------------------------------------------------------------------------------------------------------
   5            316,128   313,392    311,062       16,128     13,392    11,062     15,498     12,761    10,432
---------------------------------------------------------------------------------------------------------------
   6            320,016   316,057    312,823       20,016     16,057    12,823     19,449     15,490    12,256
---------------------------------------------------------------------------------------------------------------
   7            324,165   318,707    314,429       24,165     18,707    14,429     23,661     18,202    13,924
---------------------------------------------------------------------------------------------------------------
   8            328,581   321,317    315,861       28,581     21,317    15,861     28,140     20,876    15,419
---------------------------------------------------------------------------------------------------------------
   9            333,378   323,973    317,205       33,378     23,973    17,205     33,000     23,595    16,827
---------------------------------------------------------------------------------------------------------------
  10            338,582   326,664    318,451       38,582     26,664    18,451     38,267     26,349    18,136
---------------------------------------------------------------------------------------------------------------
  15            378,001   345,013    326,656       78,001     45,013    26,656     78,001     45,013    26,656
---------------------------------------------------------------------------------------------------------------
  20            439,141   364,262    330,950      139,141     64,262    30,950    139,141     64,262    30,950
---------------------------------------------------------------------------------------------------------------
  25            532,990   381,611    328,914      232,990     81,611    28,914    232,990     81,611    28,914
---------------------------------------------------------------------------------------------------------------
  30            676,178   391,692    316,626      376,178     91,692    16,626    376,178     91,692    16,626
---------------------------------------------------------------------------------------------------------------
  35            897,041   384,252          0      592,682     84,252         0    592,682     84,252         0
---------------------------------------------------------------------------------------------------------------
  40          1,248,565   340,166          0      912,220     40,166         0    912,220     40,166         0
---------------------------------------------------------------------------------------------------------------
  45          1,726,150         0          0    1,367,193          0         0  1,367,193          0         0
---------------------------------------------------------------------------------------------------------------
  50          2,374,563         0          0    2,006,543          0         0  2,006,543          0         0
---------------------------------------------------------------------------------------------------------------
  55          3,264,346         0          0    2,893,616          0         0  2,893,616          0         0
---------------------------------------------------------------------------------------------------------------
  60          4,491,983         0          0    4,179,717          0         0  4,179,717          0         0
---------------------------------------------------------------------------------------------------------------
  Age
  100         5,513,593         0          0    5,213,593          0         0  5,213,593          0         0
---------------------------------------------------------------------------------------------------------------

Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting
          Benefit Rider, $100,000 to the Annual Renewable Term rider, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.61%, 4.29%, and 10.19%, respectively, during the first ten policy years, and -1.12%, 4.81%, and 10.75% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.



                                      B-5


---------------------------------------------------------------------------------------------------------------
                                  THE UNION CENTRAL LIFE INSURANCE COMPANY
---------------------------------------------------------------------------------------------------------------
                                      VARIABLE UNIVERSAL LIFE INSURANCE
---------------------------------------------------------------------------------------------------------------
       MALE ISSUE AGE: 36                       EXECUTIVE EDGE                 $ 300,000 BASE
       STANDARD NONTOBACCO                  $3,500 ANNUAL PREMIUM              DEATH BENEFIT OPTION A
       VARIABLE INVESTMENT                  USING CURRENT CHARGES              GUIDELINE PREMIUM TEST
---------------------------------------------------------------------------------------------------------------
                     DEATH BENEFIT                     ACCOUNT VALUE               CASH SURRENDER VALUE
---------------------------------------------------------------------------------------------------------------
              Assuming Hypothetical Gross       Assuming Hypothetical Gross      Assuming Hypothetical Gross
              Annual Investment Return of       Annual Investment Return of      Annual Investment Return of
  END OF  -----------------------------------------------------------------------------------------------------
   YEAR    12% Gross  6% Gross    0% Gross   12% Gross  6% Gross   0% Gross   12% Gross  6% Gross   0% Gross
---------------------------------------------------------------------------------------------------------------
   1          300,000    300,000     300,000      3,247      3,062      2,877      2,617      2,432      2,247
---------------------------------------------------------------------------------------------------------------
   2          300,000    300,000     300,000      6,753      6,185      5,640      6,123      5,555      5,010
---------------------------------------------------------------------------------------------------------------
   3          300,000    300,000     300,000     10,528      9,355      8,272      9,898      8,725      7,642
---------------------------------------------------------------------------------------------------------------
   4          300,000    300,000     300,000     14,615     12,589     10,791     13,985     11,959     10,161
---------------------------------------------------------------------------------------------------------------
   5          300,000    300,000     300,000     19,057     15,900     13,207     18,427     15,270     12,577
---------------------------------------------------------------------------------------------------------------
   6          300,000    300,000     300,000     23,877     19,277     15,508     23,310     18,710     14,941
---------------------------------------------------------------------------------------------------------------
   7          300,000    300,000     300,000     29,122     22,728     17,701     28,617     22,224     17,197
---------------------------------------------------------------------------------------------------------------
   8          300,000    300,000     300,000     34,847     26,270     19,798     34,406     25,829     19,357
---------------------------------------------------------------------------------------------------------------
   9          300,000    300,000     300,000     41,134     29,936     21,829     40,756     29,558     21,451
---------------------------------------------------------------------------------------------------------------
  10          300,000    300,000     300,000     48,033     33,721     23,786     47,718     33,406     23,470
---------------------------------------------------------------------------------------------------------------
  15          300,000    300,000     300,000     97,473     56,697     33,834     97,473     56,697     33,834
---------------------------------------------------------------------------------------------------------------
  20          300,000    300,000     300,000    182,086     87,183     44,359    182,086     87,183     44,359
---------------------------------------------------------------------------------------------------------------
  25          420,084    300,000     300,000    323,141    124,389     52,271    323,141    124,389     52,271
---------------------------------------------------------------------------------------------------------------
  30          667,184    300,000     300,000    555,987    170,050     56,336    555,987    170,050     56,336
---------------------------------------------------------------------------------------------------------------
  35        1,079,967    300,000     300,000    939,102    227,356     54,602    939,102    227,356     54,602
---------------------------------------------------------------------------------------------------------------
  40        1,652,551    317,790     300,000  1,573,858    302,657     43,559  1,573,858    302,657     43,559
---------------------------------------------------------------------------------------------------------------
  45        2,755,946    418,879     300,000  2,624,710    398,932     15,938  2,624,710    398,932     15,938
---------------------------------------------------------------------------------------------------------------
  50        4,560,776    543,498           0  4,343,596    517,617          0  4,343,596    517,617          0
---------------------------------------------------------------------------------------------------------------
  55        7,484,397    694,898           0  7,127,997    661,807          0  7,127,997    661,807          0
---------------------------------------------------------------------------------------------------------------
  60       11,788,516    848,501           0 11,788,516    848,501          0 11,788,516    848,501          0
---------------------------------------------------------------------------------------------------------------
  Age
  100      17,749,680  1,038,907           0 17,749,680  1,038,907          0 17,749,680  1,038,907          0
---------------------------------------------------------------------------------------------------------------
Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term Rider, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.61%, 4.29%, and 10.19%, respectively, during the first ten policy years, and -1.12%, 4.81%, and 10.75% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                      B-6


---------------------------------------------------------------------------------------------------------------
                                  THE UNION CENTRAL LIFE INSURANCE COMPANY
---------------------------------------------------------------------------------------------------------------
                                      VARIABLE UNIVERSAL LIFE INSURANCE
---------------------------------------------------------------------------------------------------------------
       MALE ISSUE AGE: 36                       EXECUTIVE EDGE                $ 300,000 BASE
       STANDARD NONTOBACCO                $3,500 ANNUAL PREMIUM USING         DEATH BENEFIT OPTION A
       VARIABLE INVESTMENT                    GUARANTEED CHARGES              GUIDELINE PREMIUM TEST
---------------------------------------------------------------------------------------------------------------
                     DEATH BENEFIT                     ACCOUNT VALUE               CASH SURRENDER VALUE
---------------------------------------------------------------------------------------------------------------
              Assuming Hypothetical Gross       Assuming Hypothetical Gross      Assuming Hypothetical Gross
              Annual Investment Return of       Annual Investment Return of      Annual Investment Return of
  END OF  -----------------------------------------------------------------------------------------------------
   YEAR    12% Gross  6% Gross    0% Gross   12% Gross  6% Gross   0% Gross   12% Gross  6% Gross   0% Gross
---------------------------------------------------------------------------------------------------------------
   1          300,000    300,000     300,000      2,718      2,551      2,385      2,088      1,921      1,754
---------------------------------------------------------------------------------------------------------------
   2          300,000    300,000     300,000      5,848      5,342      4,857      5,218      4,712      4,227
---------------------------------------------------------------------------------------------------------------
   3          300,000    300,000     300,000      9,228      8,185      7,222      8,598      7,554      6,592
---------------------------------------------------------------------------------------------------------------
   4          300,000    300,000     300,000     12,890     11,087      9,488     12,260     10,457      8,858
---------------------------------------------------------------------------------------------------------------
   5          300,000    300,000     300,000     16,863     14,051     11,654     16,233     13,421     11,024
---------------------------------------------------------------------------------------------------------------
   6          300,000    300,000     300,000     21,170     17,071     13,714     20,603     16,504     13,147
---------------------------------------------------------------------------------------------------------------
   7          300,000    300,000     300,000     25,836     20,138     15,658     25,332     19,634     15,153
---------------------------------------------------------------------------------------------------------------
   8          300,000    300,000     300,000     30,904     23,259     17,490     30,463     22,817     17,049
---------------------------------------------------------------------------------------------------------------
   9          300,000    300,000     300,000     36,444     26,462     19,238     36,066     26,084     18,860
---------------------------------------------------------------------------------------------------------------
  10          300,000    300,000     300,000     42,496     29,741     20,891     42,181     29,425     20,576
---------------------------------------------------------------------------------------------------------------
  15          300,000    300,000     300,000     86,251     49,885     29,526     86,251     49,885     29,526
---------------------------------------------------------------------------------------------------------------
  20          300,000    300,000     300,000    157,935     72,726     34,756    157,935     72,726     34,756
---------------------------------------------------------------------------------------------------------------
  25          362,027    300,000     300,000    278,483     97,459     34,409    278,483     97,459     34,409
---------------------------------------------------------------------------------------------------------------
  30          571,773    300,000     300,000    476,477    122,679     24,530    476,477    122,679     24,530
---------------------------------------------------------------------------------------------------------------
  35          916,292    300,000           0    796,776    145,669          0    796,776    145,669          0
---------------------------------------------------------------------------------------------------------------
  40        1,388,738    300,000           0  1,322,607    160,836          0  1,322,607    160,836          0
---------------------------------------------------------------------------------------------------------------
  45        2,292,655    300,000           0  2,183,481    154,672          0  2,183,481    154,672          0
---------------------------------------------------------------------------------------------------------------
  50        3,725,724    300,000           0  3,548,309     80,372          0  3,548,309     80,372          0
---------------------------------------------------------------------------------------------------------------
  55        5,931,871          0           0  5,649,401          0          0  5,649,401          0          0
---------------------------------------------------------------------------------------------------------------
  60        9,201,186          0           0  9,201,186          0          0  9,201,186          0          0
---------------------------------------------------------------------------------------------------------------
  Age
  100      13,857,378          0           0 13,857,378          0          0 13,857,378          0          0
---------------------------------------------------------------------------------------------------------------

Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting
          Benefit Rider, $100,000 to the Annual Renewable Term rider, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.61%, 4.29%, and 10.19%, respectively, during the first ten policy years, and -1.12%, 4.81%, and 10.75% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.



                                      B-7




---------------------------------------------------------------------------------------------------------------
                                  THE UNION CENTRAL LIFE INSURANCE COMPANY
---------------------------------------------------------------------------------------------------------------
                                      VARIABLE UNIVERSAL LIFE INSURANCE
---------------------------------------------------------------------------------------------------------------
       MALE ISSUE AGE: 36                       EXECUTIVE EDGE                $ 300,000 BASE
       STANDARD NONTOBACCO                  $3,500 ANNUAL PREMIUM             DEATH BENEFIT OPTION B
       VARIABLE INVESTMENT                  USING CURRENT CHARGES             GUIDELINE PREMIUM TEST
---------------------------------------------------------------------------------------------------------------
                     DEATH BENEFIT                     ACCOUNT VALUE               CASH SURRENDER VALUE
---------------------------------------------------------------------------------------------------------------
              Assuming Hypothetical Gross       Assuming Hypothetical Gross      Assuming Hypothetical Gross
              Annual Investment Return of       Annual Investment Return of      Annual Investment Return of
  END OF  -----------------------------------------------------------------------------------------------------
   YEAR    12% Gross  6% Gross    0% Gross   12% Gross  6% Gross   0% Gross   12% Gross  6% Gross   0% Gross
---------------------------------------------------------------------------------------------------------------
   1          303,242    303,057     302,873      3,242      3,057      2,873      2,612      2,427      2,243
---------------------------------------------------------------------------------------------------------------
   2          306,672    306,108     305,566      6,672      6,108      5,566      6,042      5,478      4,936
---------------------------------------------------------------------------------------------------------------
   3          310,317    309,158     308,088     10,317      9,158      8,088      9,687      8,528      7,458
---------------------------------------------------------------------------------------------------------------
   4          314,187    312,197     310,432     14,187     12,197     10,432     13,557     11,567      9,802
---------------------------------------------------------------------------------------------------------------
   5          318,315    315,234     312,610     18,315     15,234     12,610     17,685     14,604     11,980
---------------------------------------------------------------------------------------------------------------
   6          322,711    318,253     314,609     22,711     18,253     14,609     22,144     17,686     14,042
---------------------------------------------------------------------------------------------------------------
   7          327,433    321,283     316,461     27,433     21,283     16,461     26,929     20,779     15,957
---------------------------------------------------------------------------------------------------------------
   8          332,501    324,313     318,157     32,501     24,313     18,157     32,060     23,872     17,716
---------------------------------------------------------------------------------------------------------------
   9          338,044    327,431     319,785     38,044     27,431     19,785     37,666     27,053     19,407
---------------------------------------------------------------------------------------------------------------
  10          344,098    330,631     321,337     44,098     30,631     21,337     43,783     30,316     21,022
---------------------------------------------------------------------------------------------------------------
  15          389,268    351,853     330,981     89,268     51,853     30,981     89,268     51,853     30,981
---------------------------------------------------------------------------------------------------------------
  20          465,890    379,861     341,076    165,890     79,861     41,076    165,890     79,861     41,076
---------------------------------------------------------------------------------------------------------------
  25          590,099    412,290     348,005    290,099    112,290     48,005    290,099    112,290     48,005
---------------------------------------------------------------------------------------------------------------
  30          791,251    448,266     350,156    491,251    148,266     50,156    491,251    148,266     50,156
---------------------------------------------------------------------------------------------------------------
  35        1,117,220    485,753     345,198    817,220    185,753     45,198    817,220    185,753     45,198
---------------------------------------------------------------------------------------------------------------
  40        1,646,061    520,635     329,587  1,346,061    220,635     29,587  1,346,061    220,635     29,587
---------------------------------------------------------------------------------------------------------------
  45        2,505,075    545,056           0  2,205,075    245,056          0  2,205,075    245,056          0
---------------------------------------------------------------------------------------------------------------
  50        3,903,126    545,808           0  3,603,126    245,808          0  3,603,126    245,808          0
---------------------------------------------------------------------------------------------------------------
  55        6,184,048    501,846           0  5,884,048    201,846          0  5,884,048    201,846          0
---------------------------------------------------------------------------------------------------------------
  60        9,925,236    386,054           0  9,625,236     86,054          0  9,625,236     86,054          0
---------------------------------------------------------------------------------------------------------------
  Age
  100      14,602,762          0           0 14,302,762          0          0 14,302,762          0          0
---------------------------------------------------------------------------------------------------------------

Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term Rider, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.61%, 4.29%, and 10.19%, respectively, during the first ten policy years, and -1.12%, 4.81%, and 10.75% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.



                                      B-8


---------------------------------------------------------------------------------------------------------------
                                  THE UNION CENTRAL LIFE INSURANCE COMPANY
---------------------------------------------------------------------------------------------------------------
                                      VARIABLE UNIVERSAL LIFE INSURANCE
---------------------------------------------------------------------------------------------------------------
       MALE ISSUE AGE: 36                         EXECUTIVE EDGE                 $ 300,000 BASE
       STANDARD NONTOBACCO                 $3,500 ANNUAL PREMIUM USING           DEATH BENEFIT OPTION B
       VARIABLE INVESTMENT                      GUARANTEED CHARGES               GUIDELINE PREMIUM TEST
---------------------------------------------------------------------------------------------------------------
                     DEATH BENEFIT                     ACCOUNT VALUE               CASH SURRENDER VALUE
---------------------------------------------------------------------------------------------------------------
              Assuming Hypothetical Gross       Assuming Hypothetical Gross      Assuming Hypothetical Gross
              Annual Investment Return of       Annual Investment Return of      Annual Investment Return of
   END OF  -----------------------------------------------------------------------------------------------------
   YEAR     12% Gross   6% Gross  0% Gross    12% Gross   6% Gross  0% Gross  12% Gross   6% Gross   0% Gross
 ---------------------------------------------------------------------------------------------------------------
   1            302,713   302,546    302,380        2,713      2,546    2,380       2,082      1,916     1,750
 ---------------------------------------------------------------------------------------------------------------
   2            305,767   305,265    304,783        5,767      5,265    4,783       5,137      4,634     4,152
 ---------------------------------------------------------------------------------------------------------------
   3            309,018   307,988    307,039        9,018      7,988    7,039       8,388      7,358     6,408
 ---------------------------------------------------------------------------------------------------------------
   4            312,466   310,698    309,132       12,466     10,698    9,132      11,836     10,068     8,502
 ---------------------------------------------------------------------------------------------------------------
   5            316,128   313,392    311,062       16,128     13,392   11,062      15,498     12,761    10,432
---------------------------------------------------------------------------------------------------------------
   6            320,016   316,057    312,823       20,016     16,057   12,823      19,449     15,490    12,256
---------------------------------------------------------------------------------------------------------------
   7            324,165   318,707    314,429       24,165     18,707   14,429      23,661     18,202    13,924
---------------------------------------------------------------------------------------------------------------
   8            328,581   321,317    315,861       28,581     21,317   15,861      28,140     20,876    15,419
---------------------------------------------------------------------------------------------------------------
   9            333,378   323,973    317,205       33,378     23,973   17,205      33,000     23,595    16,827
---------------------------------------------------------------------------------------------------------------
  10            338,582   326,664    318,451       38,582     26,664   18,451      38,267     26,349    18,136
---------------------------------------------------------------------------------------------------------------
  15            378,001   345,013    326,656       78,001     45,013   26,656      78,001     45,013    26,656
---------------------------------------------------------------------------------------------------------------
  20            439,141   364,262    330,950      139,141     64,262   30,950     139,141     64,262    30,950
---------------------------------------------------------------------------------------------------------------
  25            532,973   381,611    328,914      232,973     81,611   28,914     232,973     81,611    28,914
---------------------------------------------------------------------------------------------------------------
  30            675,753   391,692    316,626      375,753     91,692   16,626     375,753     91,692    16,626
---------------------------------------------------------------------------------------------------------------
  35            890,568   384,252          0      590,568     84,252        0     590,568     84,252         0
---------------------------------------------------------------------------------------------------------------
  40          1,209,174   340,166          0      909,174     40,166        0     909,174     40,166         0
---------------------------------------------------------------------------------------------------------------
  45          1,675,855         0          0    1,375,855          0        0   1,375,855          0         0
---------------------------------------------------------------------------------------------------------------
  50          2,355,507         0          0    2,055,507          0        0   2,055,507          0         0
---------------------------------------------------------------------------------------------------------------
  55          3,338,218         0          0    3,038,218          0        0   3,038,218          0         0
---------------------------------------------------------------------------------------------------------------
  60          4,770,890         0          0    4,470,890          0        0   4,470,890          0         0
---------------------------------------------------------------------------------------------------------------
  Age
  100         5,949,903         0          0    5,649,903          0        0   5,649,903          0         0
---------------------------------------------------------------------------------------------------------------

 Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term rider, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.61%, 4.29%, and 10.19%, respectively, during the first ten policy years, and -1.12%, 4.81%, and 10.75% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                      B-9